Loans, impaired loans and allowance for credit losses	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Loans, impaired loans and allowance for credit losses
8.	Loans, impaired loans and allowance for credit losses

(a)	Loans at amortized cost

	As at
	July 31, 2019
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$265,170	$721	$264,449
Personal loans	98,679	2,098	96,581
Credit cards	17,933	1,293	16,640
Business and government	212,655	1,082	211,573
Total	$594,437	$5,194	$589,243

	As at
	April 30, 2019			October 31, 2018
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$260,586	$734	$259,852	$253,357	$678	$252,679
Personal loans	97,874	2,117	95,757	96,019	2,109	93,910
Credit cards	17,730	1,360	16,370	16,485	1,213	15,272
Business and government	212,920	1,084	211,836	191,038	1,065	189,973
Total	$589,110	$5,295	$583,815	$556,899	$5,065	$551,834

(b)	Impaired loans(1)(2)

	As at
	July 31, 2019
($ millions)	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,910	$364	$1,546
Personal loans	1,091	628	463
Credit cards	–	–	–
Business and government	2,228	678	1,550
Total	$5,229	$1,670	$3,559
By geography:
Canada	$1,078	$373	$705
United States	97	11	86
Mexico	479	190	289
Peru	638	340	298
Chile	816	192	624
Colombia	546	152	394
Other international	1,575	412	1,163
Total	$5,229	$1,670	$3,559

	As at
	April 30, 2019			October 31, 2018
($ millions)	Gross impaired loans	Allowance for credit losses	Net	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,922	$368	$1,554	$1,797	$360	$1,437
Personal loans	1,131	627	504	1,069	644	425
Credit cards	–	–	–	–	–	–
Business and government	2,311	674	1,637	2,264	673	1,591
Total	$5,364	$1,669	$3,695	$5,130	$1,677	$3,453
By geography:
Canada	$1,078	$371	$707	$999	$381	$618
United States	129	17	112	80	25	55
Mexico	463	188	275	359	164	195
Peru	639	325	314	581	317	264
Chile	842	172	670	753	158	595
Colombia	578	154	424	619	159	460
Other international	1,635	442	1,193	1,739	473	1,266
Total	$5,364	$1,669	$3,695	$5,130	$1,677	$3,453
(1)	Interest income recognized on impaired loans during the three months ended July 31, 2019 was $13 (April 30, 2019 – $12; October 31, 2018 – $12).
(2)	Additional interest income of approximately $98 would have been recorded if the above loans had not been classified as impaired (April 30, 2019 – $100; October 31, 2018 – $93).

(c)	Allowance for credit losses

Key inputs and assumptions

The Bank’s allowance calculations are outputs of complex models with a number of underlying assumptions regarding the choice of variable inputs. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•

Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages which can result from changes to any of the above inputs and assumptions.

Allowance for credit losses
($ millions)	Balance as at October 31 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31 2019
Residential mortgages	$678	$83	$(51)	$11	$721
Personal loans	2,109	1,109	(1,160)	40	2,098
Credit cards	1,213	887	(815)	8	1,293
Business and government	1,147	195	(167)	(24)	1,151
	$5,147	$2,274	$(2,193)	$35	$5,263
Presented as:
Allowance for credit losses on loans	$5,065				$5,194
Allowance for credit losses on acceptances(1)	8				8
Allowance for credit losses on off-balance sheet exposures(2)	74				61
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at October 31 2017	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31 2018
Residential mortgages	$717	$102	$(60)	$4	$763
Personal loans	1,879	1,077	(861)	41	2,136
Credit cards	1,163	671	(624)	49	1,259
Business and government	1,261	181	(171)	(21)	1,250
	$5,020	$2,031	$(1,716)	$73	$5,408
Presented as:
Allowance for credit losses on loans	$4,920				$5,323
Allowance for credit losses on acceptances(1)	16				8
Allowance for credit losses on off-balance sheet exposures(2)	84				77
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$127	$230	$364	$721
Personal loans	602	868	628	2,098
Credit cards	443	850	–	1,293
Business and government	159	245	678	1,082
Total(1)	$1,331	$2,193	$1,670	$5,194
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $79.

	As at October 31, 2018
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$112	$206	$360	$678
Personal loans	578	887	644	2,109
Credit cards	401	812	–	1,213
Business and government	132	260	673	1,065
Total(1)	$1,223	$2,165	$1,677	$5,065
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $89.

	As at July 31, 2018
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$156	$193	$414	$763
Personal loans	712	816	608	2,136
Credit cards	471	788	–	1,259
Business and government	154	258	753	1,165
Total(1)	$1,493	$2,055	$1,775	$5,323
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $93.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended								As at and for the nine months ended
	July 31, 2019				April 30, 2019				July 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$129	$237	$368	$734	$121	$226	$362	$709	$112	$206	$360	$678
Provision for credit losses
Remeasurement(1)	(25)	1	36	12	(17)	7	27	17	(66)	16	92	42
Newly originated or purchased financial assets	14	–	–	14	12	–	–	12	49	–	–	49
Derecognition of financial assets and maturities	–	(2)	–	(2)	–	(2)	–	(2)	(1)	(7)	–	(8)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	13	(13)	–	–	15	(13)	(2)	–	40	(37)	(3)	–
Stage 2	(3)	25	(22)	–	(3)	27	(24)	–	(11)	80	(69)	–
Stage 3	–	(11)	11	–	–	(10)	10	–	–	(30)	30	–
Gross write-offs	–	–	(27)	(27)	–	–	(23)	(23)	–	–	(70)	(70)
Recoveries	–	–	6	6	–	–	11	11	–	–	19	19
Foreign exchange and other movements	(1)	(7)	(8)	(16)	1	2	7	10	4	2	5	11
Balance at end of period(2)	$127	$230	$364	$721	$129	$237	$368	$734	$127	$230	$364	$721
Personal loans
Balance at beginning of period	$609	$881	$627	$2,117	$596	$875	$640	$2,111	$578	$887	$644	$2,109
Provision for credit losses
Remeasurement(1)	(157)	130	342	315	(155)	138	300	283	(464)	408	946	890
Newly originated or purchased financial assets	112	–	–	112	123	–	–	123	353	–	–	353
Derecognition of financial assets and maturities	(21)	(26)	–	(47)	(20)	(23)	–	(43)	(60)	(74)	–	(134)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	121	(118)	(3)	–	110	(107)	(3)	–	339	(332)	(7)	–
Stage 2	(50)	69	(19)	–	(48)	70	(22)	–	(144)	205	(61)	–
Stage 3	(1)	(83)	84	–	(1)	(79)	80	–	(3)	(241)	244	–
Gross write-offs	–	–	(459)	(459)	–	–	(438)	(438)	–	–	(1,377)	(1,377)
Recoveries	–	–	75	75	–	–	70	70	–	–	217	217
Foreign exchange and other movements	(11)	15	(19)	(15)	4	7	–	11	3	15	22	40
Balance at end of period(2)	$602	$868	$628	$2,098	$609	$881	$627	$2,117	$602	$868	$628	$2,098
Credit cards
Balance at beginning of period	$458	$902	$–	$1,360	$410	$802	$–	$1,212	$401	$812	$–	$1,213
Provision for credit losses
Remeasurement(1)	(66)	84	205	223	(141)	220	204	283	(275)	412	579	716
Newly originated or purchased financial assets	48	–	–	48	171	–	–	171	265	–	–	265
Derecognition of financial assets and maturities	(15)	(17)	–	(32)	(15)	(16)	–	(31)	(44)	(50)	–	(94)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	62	(62)	–	–	63	(63)	–	–	194	(194)	–	–
Stage 2	(35)	35	–	–	(32)	32	–	–	(99)	99	–	–
Stage 3	–	(70)	70	–	–	(71)	71	–	–	(211)	211	–
Gross write-offs	–	–	(334)	(334)	–	–	(335)	(335)	–	–	(981)	(981)
Recoveries	–	–	56	56	–	–	55	55	–	–	166	166
Foreign exchange and other movements	(9)	(22)	3	(28)	2	(2)	5	5	1	(18)	25	8
Balance at end of period(2)	$443	$850	$–	$1,293	$458	$902	$–	$1,360	$443	$850	$–	$1,293

	As at and for the three months ended								As at and for the nine months ended
	July 31, 2019				April 30, 2019				July 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business and government
Balance at beginning of period	$198	$274	$675	$1,147	$197	$272	$679	$1,148	$173	$291	$675	$1,139
Provision for credit losses
Remeasurement(1)	(5)	4	75	74	(8)	13	64	69	(30)	30	208	208
Newly originated or purchased financial assets	50	–	–	50	41	–	–	41	130	–	–	130
Derecognition of financial assets and maturities	(40)	(6)	(3)	(49)	(38)	(4)	(8)	(50)	(105)	(18)	(18)	(141)
Changes in models and methodologies	(2)	(2)	–	(4)	–	–	–	–	(2)	(2)	–	(4)
Transfer to (from):
Stage 1	9	(9)	–	–	7	(7)	–	–	47	(47)	–	–
Stage 2	(3)	4	(1)	–	(3)	3	–	–	(11)	14	(3)	–
Stage 3	–	(1)	1	–	–	(3)	3	–	–	(6)	6	–
Gross write-offs	–	–	(70)	(70)	–	–	(67)	(67)	–	–	(202)	(202)
Recoveries	–	–	8	8	–	–	11	11	–	–	35	35
Foreign exchange and other movements	(4)	(2)	(7)	(13)	2	–	(7)	(5)	1	–	(23)	(22)
Balance at end of period including off-balance sheet exposures(2)	$203	$262	$678	$1,143	$198	$274	$675	$1,147	$203	$262	$678	$1,143
Less: Allowance for credits losses on off-balance sheet exposures(2)	(44)	(17)	–	(61)	(41)	(21)	(1)	(63)	(44)	(17)	–	(61)
Balance at end of period(2)	$159	$245	$678	$1,082	$157	$253	$674	$1,084	$159	$245	$678	$1,082
(1)

Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $98 (April 30, 2019 – $100).
(3)	Includes allowance for credit losses or purchased or originated credit-impaired loans. Refer to Note 8(f).

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at July 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Very low	$150,010	$442	$–	$150,452	$146,461	$307	$–	$146,768
Low	59,090	526	–	59,616	58,154	378	–	58,532
Medium	13,893	1,109	–	15,002	11,689	972	–	12,661
High	1,639	3,211	–	4,850	1,615	3,515	–	5,130
Very high	13	1,766	–	1,779	25	1,779	–	1,804
Loans not graded(2)	27,684	3,877	–	31,561	23,139	3,526	–	26,665
Default	–	–	1,910	1,910	–	–	1,797	1,797
Total	$252,329	$10,931	$1,910	$265,170	$241,083	$10,477	$1,797	$253,357
Allowance for credit losses	127	230	364	721	112	206	360	678
Carrying value	$252,202	$10,701	$1,546	$264,449	$240,971	$10,271	$1,437	$252,679
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Very low	$30,218	$112	$–	$30,330	$30,660	$66	$–	$30,726
Low	26,812	323	–	27,135	26,039	151	–	26,190
Medium	8,604	439	–	9,043	8,315	402	–	8,717
High	6,953	3,650	–	10,603	6,686	3,647	–	10,333
Very high	47	1,513	–	1,560	58	1,362	–	1,420
Loans not graded(2)	16,559	2,358	–	18,917	15,452	2,112	–	17,564
Default	–	–	1,091	1,091	–	–	1,069	1,069
Total	$89,193	$8,395	$1,091	$98,679	$87,210	$7,740	$1,069	$96,019
Allowance for credit losses	602	868	628	2,098	578	887	644	2,109
Carrying value	$88,591	$7,527	$463	$96,581	$86,632	$6,853	$425	$93,910
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,448	$11	$–	$1,459	$1,418	$5	$–	$1,423
Low	2,516	21	–	2,537	2,436	14	–	2,450
Medium	3,536	58	–	3,594	3,358	71	–	3,429
High	3,267	1,542	–	4,809	2,929	1,455	–	4,384
Very high	41	766	–	807	37	697	–	734
Loans not graded(1)	3,304	1,423	–	4,727	2,906	1,159	–	4,065
Default	–	–	–	–	–	–	–	–
Total	$14,112	$3,821	$–	$17,933	$13,084	$3,401	$–	$16,485
Allowance for credit losses	443	850	–	1,293	401	812	–	1,213
Carrying value	$13,669	$2,971	$–	$16,640	$12,683	$2,589	$–	$15,272
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$75,936	$–	$–	$75,936	$72,321	$–	$–	$72,321
Low	17,446	1	–	17,447	16,531	2	–	16,533
Medium	6,532	91	–	6,623	6,029	79	–	6,108
High	2,879	722	–	3,601	2,631	670	–	3,301
Very high	24	321	–	345	26	367	–	393
Loans not graded(1)	11,356	2,706	–	14,062	14,774	3,364	–	18,138
Default	–	–	–	–	–	–	–	–
Carrying value	$114,173	$3,841	$–	$118,014	$112,312	$4,482	$–	$116,794
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2019				As at October 31, 2018
Grade ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Investment grade	$102,927	$1,136	$–	$104,063	$87,047	$3,770	$–	$90,817
Non-investment grade	94,904	6,474	–	101,378	83,730	9,706	–	93,436
Watch list	71	3,000	–	3,071	130	2,689	–	2,819
Loans not graded(2)	1,907	8	–	1,915	1,050	652	–	1,702
Default	–	–	2,228	2,228	–	–	2,264	2,264
Total	$199,809	$10,618	$2,228	$212,655	$171,957	$16,817	$2,264	$191,038
Allowance for credit losses	159	245	678	1,082	132	260	673	1,065
Carrying value	$199,650	$10,373	$1,550	$211,573	$171,825	$16,557	$1,591	$189,973
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at July 31, 2019				As at October 31, 2018
Grade ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Investment grade	$173,208	$725	$–	$173,933	$159,880	$1,663	$–	$161,543
Non-investment grade	53,280	3,838	–	57,118	56,001	3,445	–	59,446
Watch list	18	939	–	957	81	977	–	1,058
Loans not graded(2)	1,650	148	–	1,798	2,178	28	–	2,206
Default	–	–	149	149	–	–	4	4
Total	$228,156	$5,650	$149	$233,955	$218,140	$6,113	$4	$224,257
Allowance for credit losses	44	17	–	61	41	31	2	74
Carrying value	$228,112	$5,633	$149	$233,894	$218,099	$6,082	$2	$224,183
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired(1)

A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at July 31, 2019
($ millions)	31-60 days	61-90 days	91 days and greater(2)	Total
Residential mortgages	$1,241	$548	$–	$1,789
Personal loans	606	332	–	938
Credit cards	282	173	409	864
Business and government	180	48	–	228
Total	$2,309	$1,101	$409	$3,819

	As at April 30, 2019
($ millions)	31-60 days	61-90 days	91 days and greater(2)	Total
Residential mortgages	$1,285	$559	$–	$1,844
Personal loans	654	344	–	998
Credit cards	277	187	402	866
Business and government	232	134	–	366
Total	$2,448	$1,224	$402	$4,074

	As at October 31, 2018
($ millions)	31-60 days	61-90 days	91 days and greater(2)	Total
Residential mortgages	$1,290	$521	$–	$1,811
Personal loans	609	322	–	931
Credit cards	231	154	353	738
Business and government	167	40	–	207
Total	$2,297	$1,037	$353	$3,687
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans

Certain financial assets including loans are credit-impaired on initial recognition.

The following table provides details of such assets:

	As at
($ millions)	July 31 2019	April 30 2019	October 31 2018
Unpaid principal balance(1)	$500	$538	$548
Credit related fair value adjustments	(134)	(150)	(168)
Carrying value	366	388	380
Stage 3 allowance	(8)	–	–
Carrying value net related allowance	$358	$388	$380
(1)	Represents principal amount owed net of write-offs.